U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24f-2

READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

1.	Name and address of issuer:	Protective Variable Annuity Separate Account
2801 Highway 280 South
Birmingham, Alabama 35223
2.	Name of each series or class of securities for which this Form is filed:
(If the Form is being filed for all series and classes of the issuer, check the
	box but do not list series or classes):	X/
3.	Investment Company Act File Number:	811-8108
	Securities Act File Number:	33-70984, 333-60149, 333-68551, 333-81553, 333-94047, 333-63328
4(a).	Last day of fiscal year for which this notice is filed:
Year Ended December 31, 2001
4(b).	Check box if this notice is being filed late more than 90 days after the end
	of the issuer's fiscal year	/ /
4(c).	Check box if this is the last time the issuer will be filing this form.	/ /
5.	Calculation of registration fee:
(i)	Aggregate sale price of securities sold during
the fiscal year in reliance on section 24f
	(from Item 10):	$313,041,306
(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year (if applicable):	$223,974,043
Aggregate price of securities redeemed or repurchased
during the prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce
	registration fees payable to the Commission	-0-
(iv)	Total available redemption credits
	[add Items 5(ii) and 5(iii)]:	-$(223,974,043)
(v)	Net sales - if Item 5(i) is greater that Item
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	$89,067,263
(vi)	Redemption credits available for use in
future years - if Item 5(i) is less than Item
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
(vii)	Multiplier for determining registration fee
	(See Instruction C.9):	x 0.00009200
(viii)	Registration fee due [multiply Item 5(v) by
	Item 5(vii)] (enter "0" if no fee is due):	=$ 8,194
6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an
amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before October
11, 1997, then report the amount of securities (number of
	shares or other units deducted here:	N/A
If there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold
at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
	that number here:	N/A
7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):	+$ N/A
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	+$ 8,194
9.	Date the registration fee and an interest payment was sent to
	the Commission's lockbox depository:	March 25, 2002
>Method of delivery:	/X/ Wire Transfer
/ / Mail or other means

>SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
Kevin B. Borie, Vice President and
Actuary, Investment Products
Protective Life Insurance Company
Date	March 25, 2002

*Please print the name and title of the signing officer below the signature.